Revenue from contracts with customers	6 Months Ended
Dec. 31, 2025
Revenue from contracts with customers
Revenue from contracts with customers

6Revenue from contracts with customers

6.1Disaggregation of revenue from contracts with customers

The principal activity of the Group is the operation of men’s and women’s professional football clubs. All of the activities of the Group support the operation of the football clubs and the success of the men’s first team in particular is critical to the on-going development of the Group. Consequently, the chief operating decision maker (being the Board and executive officers of Manchester United plc) regards the Group as operating in one material segment, being the operation of professional football clubs.

All non-current assets, other than US deferred tax assets, are held within the United Kingdom. All revenue derives from the Group’s principal activity in the United Kingdom. Revenue can be analysed into its three main components as follows:

	Three months ended		Six months ended
	31 December		31 December
	2025	2024	2025	2024
	£’000	£’000	£’000	£’000
Sponsorship	37,169	42,949	84,145	94,709
Retail, merchandising, apparel & product licensing	41,310	42,129	78,533	75,647
Commercial	78,479	85,078	162,678	170,356
Domestic competitions	59,890	49,700	87,931	76,780
European competitions	1,035	10,802	1,259	12,773
Other	1,381	1,160	3,086	3,369
Broadcasting	62,306	61,662	92,276	92,922
Matchday	49,522	51,960	75,698	78,487
	190,307	198,700	330,652	341,765

6.2Assets and liabilities related to contracts with customers

Details of movements on assets related to contracts with customers are as follows:

Current
contract assets
– accrued
revenue
£’000
At 1 July 2024	39,778
Recognized in revenue during the period	94,657
Cash received/amounts invoiced during the period	(74,588)
At 31 December 2024	59,847
Recognized in revenue during the period	16,393
Cash received/amounts invoiced during the period	(56,712)
At 30 June 2025	19,528
Recognized in revenue during the period	58,030
Cash received/amounts invoiced during the period	(12,328)
At 31 December 2025	65,230

A contract asset (accrued revenue) is recognized if commercial, broadcasting or Matchday revenue performance obligations are satisfied prior to unconditional consideration being due under the contract.

6Revenue from contracts with customers (continued)

6.2Assets and liabilities related to contracts with customers (continued)

Details of movements on liabilities related to contracts with customers are as follows:

	Current	Non-current
	contract	contract	Total contract
	liabilities –	liabilities –	liabilities –
	deferred	deferred	deferred
	revenue	revenue	revenue
	£’000	£’000	£’000
At 1 July 2024	(198,628)	(5,347)	(203,975)
Recognized in revenue during the period	146,080	—	146,080
Cash received/amounts invoiced during the period	(111,975)	—	(111,975)
Reclassified to current during the period	(1,201)	1,201	—
At 31 December 2024	(165,724)	(4,146)	(169,870)
Recognized in revenue during the period	174,498	—	174,498
Cash received/amounts invoiced during the period	(216,033)	—	(216,033)
Reclassified to non-current during the period	1,769	(1,769)	—
At 30 June 2025	(205,490)	(5,915)	(211,405)
Recognized in revenue during the period	154,287	—	154,287
Cash received/amounts invoiced during the period	(113,078)	—	(113,078)
Reclassified to non-current during the period	229	(229)	—
At 31 December 2025	(164,052)	(6,144)	(170,196)

Commercial, broadcasting and Matchday consideration which is received in advance of the performance obligation being satisfied is treated as a contract liability (deferred revenue). The deferred revenue is then recognized as revenue when the performance obligation is satisfied. The Group receives substantial amounts of deferred revenue prior to the previous financial year end which is then recognized as revenue throughout the current year and, where applicable, future financial years.